Fair Value Disclosures - Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2019	Nov. 30, 2019 $ / shares	Nov. 30, 2019 € / Bond	Nov. 30, 2019 $ / Bond	Nov. 30, 2019 gbpPerShare	Nov. 30, 2018	Nov. 30, 2018 $ / shares	Nov. 30, 2018 € / Bond	Nov. 30, 2018 $ / Bond
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities purchased under agreements to resell		$ 25,000
Trading liabilities, fair value	$ 9,478,946	10,532,460
Derivative assets	166,775	418,408
Derivative liability	1,127,653	527,205
Long-term debt, fair value	686,170	1,215,285
Corporate equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading liabilities, fair value	1,686,515	2,767,526
Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading liabilities, fair value	1,506,140	1,471,482
Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading liabilities, fair value		35
Loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading liabilities, fair value	1,378,006	1,609,691
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities purchased under agreements to resell		25,000
Trading liabilities, fair value	34,434	106,382
Derivative assets	5,922	14,889
Derivative liability	27,536	92,057
Long-term debt, fair value	200,745	480,069
Level 3 | Price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, measurement input					74	84				68	78
Level 3 | Price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, measurement input					103	108				110	94
Level 3 | Price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, measurement input					91	96				96	86
Level 3 | Corporate equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, fair value	43,644	29,017
Trading liabilities, fair value	0	4,487
Level 3 | Corporate equity securities | Transaction level | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading liabilities, measurement input | $ / shares				1
Level 3 | Non-exchange traded securities | Price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares				1					1
Level 3 | Non-exchange traded securities | Price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares				140					75
Level 3 | Non-exchange traded securities | Price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares				55					12
Level 3 | Non-exchange traded securities | Underlying stock price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares				3
Level 3 | Non-exchange traded securities | Underlying stock price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares				5
Level 3 | Non-exchange traded securities | Underlying stock price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares				4
Level 3 | Non-exchange traded securities | Transaction level | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares									47
Level 3 | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, fair value	9,484	7,490
Trading liabilities, fair value	522	340
Level 3 | Corporate debt securities | Underlying stock price | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | gbpPerShare							0.4
Level 3 | Corporate debt securities | Estimated recovery percentage | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.46
Level 3 | Corporate debt securities | Estimated recovery percentage | Scenario analysis | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.23
Level 3 | Corporate debt securities | Estimated recovery percentage | Scenario analysis | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.85
Level 3 | Corporate debt securities | Estimated recovery percentage | Scenario analysis | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.46
Level 3 | Corporate debt securities | Volatility | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.44
Level 3 | Corporate debt securities | Credit spread | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			750
Level 3 | Corporate debt securities | Transaction level | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond											80
Level 3 | CDOs and CLOs
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, fair value	36,105	28,788
Level 3 | CDOs and CLOs | Estimated recovery percentage | Scenario analysis | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.0325					0.02
Level 3 | CDOs and CLOs | Estimated recovery percentage | Scenario analysis | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.365					0.41
Level 3 | CDOs and CLOs | Estimated recovery percentage | Scenario analysis | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.25					0.23
Level 3 | CDOs and CLOs | Constant prepayment rate | Discounted cash flows
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.20
Level 3 | CDOs and CLOs | Constant prepayment rate | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.10
Level 3 | CDOs and CLOs | Constant prepayment rate | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.20
Level 3 | CDOs and CLOs | Constant prepayment rate | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.18
Level 3 | CDOs and CLOs | Constant default rate | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.01					0.01
Level 3 | CDOs and CLOs | Constant default rate | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.02					0.02
Level 3 | CDOs and CLOs | Constant default rate | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.02					0.02
Level 3 | CDOs and CLOs | Loss severity | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.25					0.25
Level 3 | CDOs and CLOs | Loss severity | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.37					0.30
Level 3 | CDOs and CLOs | Loss severity | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.29					0.26
Level 3 | CDOs and CLOs | Discount rate/yield | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.12					0.11
Level 3 | CDOs and CLOs | Discount rate/yield | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.21					0.16
Level 3 | CDOs and CLOs | Discount rate/yield | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.15					0.14
Level 3 | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, fair value	$ 19,603	$ 17,740
Level 3 | Residential mortgage-backed securities | Price | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond											100
Level 3 | Residential mortgage-backed securities | Loss severity | Discounted cash flows
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0
Level 3 | Residential mortgage-backed securities | Discount rate/yield | Discounted cash flows
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.03					0.03
Level 3 | Residential mortgage-backed securities | Cumulative loss rate | Discounted cash flows
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.02					0.04
Level 3 | Residential mortgage-backed securities | Duration (years) | Discounted cash flows
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	13 years	6 years 3 months 18 days
Level 3 | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, fair value	$ 9,444	$ 6,110
Trading liabilities, fair value		$ 35
Level 3 | Commercial mortgage-backed securities | Price | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond											49
Level 3 | Commercial mortgage-backed securities | Estimated recovery percentage | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.44					0.26
Level 3 | Commercial mortgage-backed securities | Loss severity | Discounted cash flows
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.64
Level 3 | Commercial mortgage-backed securities | Discount rate/yield | Discounted cash flows
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.85
Level 3 | Commercial mortgage-backed securities | Discount rate/yield | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.02
Level 3 | Commercial mortgage-backed securities | Discount rate/yield | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.15
Level 3 | Commercial mortgage-backed securities | Discount rate/yield | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.06
Level 3 | Commercial mortgage-backed securities | Cumulative loss rate | Discounted cash flows
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.073
Level 3 | Commercial mortgage-backed securities | Cumulative loss rate | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.08
Level 3 | Commercial mortgage-backed securities | Cumulative loss rate | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.85
Level 3 | Commercial mortgage-backed securities | Cumulative loss rate | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.45
Level 3 | Commercial mortgage-backed securities | Duration (years) | Discounted cash flows
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term		2 months 12 days
Level 3 | Commercial mortgage-backed securities | Duration (years) | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	1 year
Level 3 | Commercial mortgage-backed securities | Duration (years) | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	3 years
Level 3 | Commercial mortgage-backed securities | Duration (years) | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	1 year
Level 3 | Other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, fair value	$ 53,175	$ 42,563
Level 3 | Other asset-backed securities | Price | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond											100
Level 3 | Other asset-backed securities | Discount rate/yield | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.07					0.06
Level 3 | Other asset-backed securities | Discount rate/yield | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.15					0.12
Level 3 | Other asset-backed securities | Discount rate/yield | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.11					0.08
Level 3 | Other asset-backed securities | Cumulative loss rate | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.07					0.12
Level 3 | Other asset-backed securities | Cumulative loss rate | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.31					0.30
Level 3 | Other asset-backed securities | Cumulative loss rate | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.16					0.22
Level 3 | Other asset-backed securities | Duration (years) | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	1 year	6 months
Level 3 | Other asset-backed securities | Duration (years) | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	2 years	3 years
Level 3 | Other asset-backed securities | Duration (years) | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	1 year	1 year 6 months
Level 3 | Loans and other receivables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, fair value	$ 46,078	$ 112,574
Level 3 | Loans and other receivables | Price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond						36					50
Level 3 | Loans and other receivables | Price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond						100					100
Level 3 | Loans and other receivables | Price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond						90					96
Level 3 | Loans and other receivables | Estimated recovery percentage | Scenario analysis | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.87					0.13
Level 3 | Loans and other receivables | Estimated recovery percentage | Scenario analysis | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			1.04					1.17
Level 3 | Loans and other receivables | Estimated recovery percentage | Scenario analysis | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.99					1.05
Level 3 | Loans and other receivables | Term based on the pay off (years) | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term		0 months
Level 3 | Loans and other receivables | Term based on the pay off (years) | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term		1 month 6 days
Level 3 | Loans and other receivables | Term based on the pay off (years) | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term		1 month 6 days
Level 3 | Interest rate swaps, unfunded commitments and equity options
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative assets		$ 13,826
Level 3 | Interest rate swaps | Price | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input | $ / Bond											20
Level 3 | Interest rate swaps | Basis points upfront | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset, measurement input			0
Derivative Liability, Measurement Input			0
Level 3 | Interest rate swaps | Basis points upfront | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset, measurement input			16
Derivative Liability, Measurement Input			22
Level 3 | Interest rate swaps | Basis points upfront | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset, measurement input			6
Derivative Liability, Measurement Input			13
Level 3 | Unfunded commitments | Price | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset, measurement input | $ / Bond						88
Derivative Liability, Measurement Input | $ / Bond						88
Level 3 | Equity options | Volatility | Volatility benchmarking
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset, measurement input			0.45
Level 3 | Equity options | Volatility | Volatility benchmarking | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input			0.21					0.39
Level 3 | Equity options | Volatility | Volatility benchmarking | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input			0.61					0.62
Level 3 | Equity options | Volatility | Volatility benchmarking | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input			0.43					0.50
Level 3 | Equity options | Default probability | Option model/default rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input								0
Level 3 | Cross currency swaps | Basis points upfront | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input			2
Level 3 | Total return swaps
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative assets	4,602
Level 3 | Total return swaps | Price | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset, measurement input | $ / Bond											97
Derivative Liability, Measurement Input | $ / Bond											97
Level 3 | Investments at fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, fair value	$ 368,231	157,504
Level 3 | Investments at fair value | Price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares				8					3
Level 3 | Investments at fair value | Price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares				250					250
Level 3 | Investments at fair value | Price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares				80					108
Level 3 | Investments at fair value | Volatility | Contingent claims analysis | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.25
Level 3 | Investments at fair value | Volatility | Contingent claims analysis | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.35
Level 3 | Investments at fair value | Volatility | Contingent claims analysis | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.30
Level 3 | Investments at fair value | Discount rate/yield | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input								0.20
Level 3 | Investments at fair value | Discount rate/yield | Scenario analysis | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.19
Level 3 | Investments at fair value | Discount rate/yield | Scenario analysis | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.21
Level 3 | Investments at fair value | Discount rate/yield | Scenario analysis | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0.20
Level 3 | Investments at fair value | Duration (years) | Contingent claims analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	4 years
Level 3 | Investments at fair value | Revenue growth | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input			0					0
Level 3 | Investments at fair value | Transaction level | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares									169
Level 3 | Investment in FXCM
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, fair value	$ 73,150	$ 59,120
Level 3 | Investment in FXCM | Term based on the pay off (years) | Discounted cash flows | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	0 months	0 months
Level 3 | Investment in FXCM | Term based on the pay off (years) | Discounted cash flows | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	9 days	1 year 2 months 12 days
Level 3 | Investment in FXCM | Term based on the pay off (years) | Discounted cash flows | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	9 days	1 year 2 months 12 days
Level 3 | Securities purchased under agreements to resell
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities purchased under agreements to resell		$ 25,000
Level 3 | Securities purchased under agreements to resell | Duration (years) | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities purchased under agreements to resell, measurement input, term		1 year 6 months
Level 3 | Securities purchased under agreements to resell | Spread to 6 month LIBOR | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities purchased under agreements to resell, measurement input			500
Level 3 | Loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading liabilities, fair value	$ 6,376	$ 9,463
Debt instrument, fair value	$ 6,376	$ 9,463
Level 3 | Loans | Price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, measurement input | $ / Bond						50					50
Level 3 | Loans | Price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, measurement input | $ / Bond						100					101
Level 3 | Loans | Price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, measurement input | $ / Bond						88					74
Level 3 | Loans | Estimated recovery percentage | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, measurement input			0.01